Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 545,803	$ 430,966	$ 398,047
North America
Disaggregation of Revenue [Line Items]
Total revenue	318,299	248,012	232,521
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total revenue	150,418	125,615	111,295
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	60,418	45,563	39,275
Latin America
Disaggregation of Revenue [Line Items]
Total revenue	16,668	11,776	14,956
United States
Disaggregation of Revenue [Line Items]
Total revenue	$ 299,500	$ 233,300	$ 216,600
Geographic Concentration Risk | Revenue Benchmark | North America
Disaggregation of Revenue [Line Items]
Concentration risk percentage	58.00%	57.00%	58.00%
Geographic Concentration Risk | Revenue Benchmark | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Concentration risk percentage	28.00%	29.00%	28.00%
Geographic Concentration Risk | Revenue Benchmark | Asia Pacific
Disaggregation of Revenue [Line Items]
Concentration risk percentage	11.00%	11.00%	10.00%
Geographic Concentration Risk | Revenue Benchmark | Latin America
Disaggregation of Revenue [Line Items]
Concentration risk percentage	3.00%	3.00%	4.00%
Geographic Concentration Risk | Revenue Benchmark | United States
Disaggregation of Revenue [Line Items]
Concentration risk percentage	55.00%	54.00%	54.00%